PREPAYMENTS AND OTHER CURRENT ASSETS - Allowance for payments made on behalf of customers (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PREPAYMENTS AND OTHER CURRENT ASSETS
Balance at beginning of year	¥ 3,047	¥ 459	¥ 856
Additions		9,656	843
Reversals	(1,094)
Write-offs	(562)	(7,068)	(1,240)
Balance at end of year	¥ 1,391	¥ 3,047	¥ 459